Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		€ 58,818
Impairment of intangible and tangible assets	€ 112,095	48,768	€ 123,579
Impairment resulting from the measurement of assets held for sale	118,375	74,616
Loss from the sale of business	132,202	93,859
Other	71,416	44,704	24,367
Expenses from strategic transactions and programs	434,088	320,765	147,946
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		58,818
Impairment of intangible and tangible assets	105,845	34,894
Impairment resulting from the measurement of assets held for sale	118,375	62,724
Loss from the sale of business	132,202	93,859
Other	61,536	14,744
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	6,250	13,874	27,183
Impairment resulting from the measurement of assets held for sale		11,892
Other	550
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 9,330	€ 29,960
InterWell Health
Strategic transactions and programs
Impairment of intangible and tangible assets			67,447
Other			24,367
Other
Strategic transactions and programs
Impairment of intangible and tangible assets			€ 28,949